INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Summary of income tax expense

For the Years Ended
December 31,
	2023	2022	2021
Current income tax expense	$—	$—	$—
Deferred income tax expense	—	—	—
Income tax expense	$—	$—	$—

Summary of reconciliation of the statutory tax rate to the effective tax rate

	For the Years Ended
	December 31,
	2023	2022	2021
PRC statutory income tax rate	25%	25%	25%
Impact of different income tax rates in other jurisdictions	(4.7)%	(0.8)%	5.9%
Effect of preferential tax rate(a)	(20.2)%	(18.0)%	(23.6)%
Effect of non-deductible expenses	(1.9)%	(0.2)%	(0.7)%
Effect of change in valuation allowance	1.8%	(6.0)%	(6.6)%
Effective tax rate	0.0%	0.0%	0.0%
(a)	The Company’s subsidiaries, Horgos Baosheng, Kashi Baosheng and Baosheng Technology are subject to a favorable tax rate of 0%. For the years ended December 31, 2023, 2022, and 2021, no tax saving was resulted from the favorable tax rate.

Summary of deferred tax assets

	December 31,	December 31,
	2023	2022
Deferred tax assets:
Net operating losses carryforwards	$2,903,728	$1,190,713

Allowance for doubtful accounts of accounts receivable	193,032	27,745
Allowance for doubtful accounts of prepayments	3,971	70,207
Allowance for doubtful accounts of other current assets	1,668	1,717
Less: allowance on deferred tax assets	(3,102,399)	(1,290,382)
	$—	$—